Schedule of Investments (unaudited)	iShares® MSCI China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
AECC Aero-Engine Control Co. Ltd., Class A	248,400	$829,638
AECC Aviation Power Co. Ltd., Class A	694,476	3,876,736
AviChina Industry & Technology Co. Ltd., Class H	10,193,000	4,931,658
		9,638,032
Air Freight & Logistics — 0.9%
JD Logistics Inc.(a)(b)	7,464,800	11,935,367
SF Holding Co. Ltd., Class A	1,128,483	7,514,341
YTO Express Group Co. Ltd., Class A	868,000	1,877,168
Yunda Holding Co. Ltd., Class A	868,557	1,392,345
ZTO Express Cayman Inc., ADR	1,649,085	41,622,905
		64,342,126
Passenger Airlines — 0.3%
Air China Ltd., Class A(b)	1,909,614	2,339,279
Air China Ltd., Class H(b)(c)	6,966,000	5,294,790
China Eastern Airlines Corp. Ltd., Class A(b)	3,472,096	2,278,629
China Southern Airlines Co. Ltd., Class A(b)	3,038,034	2,677,020
China Southern Airlines Co. Ltd., Class H(b)(c)	6,966,000	4,011,805
Hainan Airlines Holding Co. Ltd., Class A	7,489,522	1,799,443
Spring Airlines Co. Ltd., Class A(b)	260,400	2,114,738
		20,515,704
Automobile Components — 0.4%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	86,895	1,293,213
Fuyao Glass Industry Group Co. Ltd., Class A	434,098	1,978,889
Fuyao Glass Industry Group Co. Ltd., Class H(a)	2,430,400	8,851,083
Huayu Automotive Systems Co. Ltd., Class A	868,072	2,129,777
Huizhou Desay Sv Automotive Co. Ltd., Class A	87,300	1,394,508
Minth Group Ltd.	3,472,000	8,685,746
Ningbo Tuopu Group Co. Ltd., Class A	260,400	2,127,142
Sailun Group Co. Ltd., Class A	855,161	1,247,392
Shandong Linglong Tyre Co. Ltd., Class A	434,028	1,299,244
		29,006,994
Automobiles — 4.3%
AIMA Technology Group Co. Ltd.	173,600	924,436
BYD Co. Ltd., Class A	448,969	16,046,359
BYD Co. Ltd., Class H	3,832,500	115,731,819
Chongqing Changan Automobile Co. Ltd., Class A	2,009,020	3,379,336
Dongfeng Motor Group Co. Ltd., Class H	9,374,000	4,059,443
Geely Automobile Holdings Ltd.	23,468,000	27,340,102
Great Wall Motor Co. Ltd., Class A	520,800	1,653,109
Great Wall Motor Co. Ltd., Class H	9,137,500	9,391,663
Guangzhou Automobile Group Co. Ltd., Class A	1,128,400	1,615,753
Guangzhou Automobile Group Co. Ltd., Class H	11,728,400	6,730,003
Li Auto Inc., Class A(b)(c)	4,412,680	64,029,504
NIO Inc., ADR(b)(c)	5,349,789	40,283,911
SAIC Motor Corp. Ltd., Class A	1,996,404	3,764,297
Seres Group Co. Ltd., NVS	347,200	1,257,623
XPeng Inc.(b)(c)	4,018,872	15,927,831
Yadea Group Holdings Ltd.(a)	5,208,000	10,379,396
		322,514,585
Banks — 10.6%
Agricultural Bank of China Ltd., Class A	20,658,400	10,217,660
Agricultural Bank of China Ltd., Class H	112,465,000	42,381,630
Bank of Beijing Co. Ltd., Class A	5,215,799	3,465,043
Bank of Chengdu Co. Ltd., Class A	1,041,693	1,838,943
Bank of China Ltd., Class A	8,680,000	4,755,361
Bank of China Ltd., Class H	309,026,000	120,970,491
Security	Shares	Value

Banks (continued)
Bank of Communications Co. Ltd., Class A	9,680,722	$7,957,856
Bank of Communications Co. Ltd., Class H	33,886,200	21,848,120
Bank of Hangzhou Co. Ltd., Class A	1,562,428	2,549,890
Bank of Jiangsu Co. Ltd., Class A	3,985,215	4,155,484
Bank of Nanjing Co. Ltd., Class A	2,741,604	3,251,524
Bank of Ningbo Co. Ltd., Class A	1,529,702	5,291,452
Bank of Shanghai Co. Ltd., Class A	4,079,610	3,536,161
China CITIC Bank Corp. Ltd., Class H	34,721,800	18,277,223
China Construction Bank Corp., Class A	2,216,314	1,993,363
China Construction Bank Corp., Class H	375,898,000	240,454,660
China Everbright Bank Co. Ltd., Class A	12,499,200	5,531,691
China Everbright Bank Co. Ltd., Class H	8,763,000	2,696,331
China Merchants Bank Co. Ltd., Class A	4,860,825	22,064,742
China Merchants Bank Co. Ltd., Class H	15,205,150	70,706,246
China Minsheng Banking Corp. Ltd., Class A	9,461,270	5,263,010
China Minsheng Banking Corp. Ltd., Class H	22,648,160	8,962,727
China Zheshang Bank Co. Ltd., Class A	4,985,900	2,010,677
Chongqing Rural Commercial Bank Co. Ltd., Class A	2,478,200	1,375,360
Huaxia Bank Co. Ltd., Class A	3,732,461	3,030,022
Industrial & Commercial Bank of China Ltd., Class A	15,103,200	10,247,682
Industrial & Commercial Bank of China Ltd., Class H	219,763,000	117,362,274
Industrial Bank Co. Ltd., Class A	4,894,610	11,387,353
Ping An Bank Co. Ltd., Class A	4,520,055	7,375,872
Postal Savings Bank of China Co. Ltd., Class A	6,857,200	4,951,407
Postal Savings Bank of China Co. Ltd., Class H(a)	30,402,000	19,101,826
Shanghai Pudong Development Bank Co. Ltd., Class A	7,117,624	7,351,437
Shanghai Rural Commercial Bank Co. Ltd.	2,652,900	2,199,311
		794,562,829
Beverages — 3.2%
Anhui Gujing Distillery Co. Ltd., Class A	97,596	3,459,307
Anhui Gujing Distillery Co. Ltd., Class B	434,380	7,117,579
Anhui Kouzi Distillery Co. Ltd., Class A	145,200	1,103,365
Anhui Yingjia Distillery Co. Ltd., Class A	150,000	1,190,352
Beijing Yanjing Brewery Co. Ltd., Class A	768,900	1,249,944
China Resources Beer Holdings Co. Ltd.	6,324,000	39,920,627
Chongqing Brewery Co. Ltd., Class A	173,600	2,175,724
Hebei Hengshui Laobaigan Liquor Co. Ltd.	260,400	980,536
Jiangsu King’s Luck Brewery JSC Ltd., Class A	347,203	2,718,720
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	347,276	6,562,945
JiuGui Liquor Co. Ltd., Class A	87,400	1,166,473
Kweichow Moutai Co. Ltd., Class A	293,655	67,299,325
Luzhou Laojiao Co. Ltd., Class A	367,700	10,565,922
Nongfu Spring Co. Ltd., Class H(a)(c)	6,922,200	37,113,961
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	294,997	1,410,670
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	295,286	8,718,100
Shede Spirits Co. Ltd., Class A	86,800	1,926,924
Sichuan Swellfun Co. Ltd., Class A	108,552	890,046
Tsingtao Brewery Co. Ltd., Class A	173,663	2,322,862
Tsingtao Brewery Co. Ltd., Class H	2,396,000	20,628,419
Wuliangye Yibin Co. Ltd., Class A	871,277	19,770,680
		238,292,481
Biotechnology — 1.7%
3SBio Inc.(a)	6,862,500	6,951,371
Akeso Inc.(a)(b)	1,865,000	8,306,602
BeiGene Ltd.(b)	2,701,134	45,913,040
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	201,275	2,628,104

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
BGI Genomics Co. Ltd., Class A	173,699	$1,438,533
Bloomage Biotechnology Corp. Ltd., Class A	119,900	1,484,566
Chongqing Zhifei Biological Products Co. Ltd., Class A	434,040	4,282,698
Hualan Biological Engineering Inc., Class A	562,672	1,778,950
Imeik Technology Development Co. Ltd., Class A	49,944	3,165,952
Innovent Biologics Inc.(a)(b)	4,485,500	21,043,931
Legend Biotech Corp., ADR(b)(c)	226,622	14,542,334
Shanghai Junshi Biosciences Co. Ltd., Class A(b)	187,488	1,196,769
Shenzhen Kangtai Biological Products Co. Ltd., Class A	359,988	1,406,435
Walvax Biotechnology Co. Ltd., Class A	434,097	1,763,336
Zai Lab Ltd.(b)	3,652,560	11,926,178
		127,828,799
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	520,870	1,662,681
China Lesso Group Holdings Ltd.	4,351,000	2,876,911
Guangdong Kinlong Hardware Products Co. Ltd., Class A	87,400	778,137
Zhejiang Weixing New Building Materials Co. Ltd., Class A	472,100	1,281,944
		6,599,673
Capital Markets — 1.7%
Caitong Securities Co. Ltd., Class A	1,544,400	1,622,285
Changjiang Securities Co. Ltd., Class A	2,517,236	2,125,457
China Cinda Asset Management Co. Ltd., Class H	36,235,000	4,024,547
China Galaxy Securities Co. Ltd., Class A	1,322,600	2,110,767
China Galaxy Securities Co. Ltd., Class H	12,177,000	6,563,335
China International Capital Corp. Ltd., Class A	433,602	2,537,328
China International Capital Corp. Ltd., Class H(a)	5,696,400	10,420,255
China Merchants Securities Co. Ltd., Class A	1,996,468	3,900,876
CITIC Securities Co. Ltd., Class A	2,952,631	8,316,382
CITIC Securities Co. Ltd., Class H	7,002,800	12,894,504
CSC Financial Co. Ltd., Class A	1,041,699	3,714,258
Dongxing Securities Co. Ltd., Class A	1,302,011	1,498,268
East Money Information Co. Ltd., Class A	3,781,851	7,460,258
Everbright Securities Co. Ltd., Class A	954,899	2,124,929
First Capital Securities Co. Ltd., Class A	1,388,889	1,145,474
Founder Securities Co. Ltd., Class A	2,430,400	2,383,532
GF Securities Co. Ltd., Class A	1,420,599	2,976,830
GF Securities Co. Ltd., Class H	4,001,400	5,564,339
Guosen Securities Co. Ltd., Class A	2,083,233	2,695,699
Guotai Junan Securities Co. Ltd., Class A	2,048,959	4,259,141
Guoyuan Securities Co. Ltd., Class A	1,452,270	1,367,752
Haitong Securities Co. Ltd., Class A	2,517,259	3,327,240
Haitong Securities Co. Ltd., Class H	10,068,800	6,687,614
Hithink RoyalFlush Information Network Co. Ltd., Class A	118,587	2,680,786
Huatai Securities Co. Ltd., Class A	1,996,493	3,794,676
Huatai Securities Co. Ltd., Class H(a)	4,591,400	5,743,887
Huaxi Securities Co. Ltd., Class A	1,302,073	1,519,745
Industrial Securities Co. Ltd., Class A	2,446,192	2,103,253
Orient Securities Co. Ltd., Class A	1,876,921	2,607,947
SDIC Capital Co. Ltd., Class A	1,815,400	1,884,531
Shanxi Securities Co. Ltd., Class A	1,441,341	1,178,501
Shenwan Hongyuan Group Co. Ltd., Class A	6,467,779	4,290,156
SooChow Securities Co. Ltd., Class A	1,773,435	1,790,733
Western Securities Co. Ltd., Class A	1,996,430	1,818,248
Zhongtai Securities Co. Ltd., Class A	1,996,400	1,909,803
		131,043,336
Security	Shares	Value

Chemicals — 1.2%
Canmax Technologies Co. Ltd., Class A	225,680	$1,062,183
Chengxin Lithium Group Co. Ltd., Class A	260,400	1,105,575
CNGR Advanced Material Co. Ltd., Class A	173,576	1,404,993
Do-Fluoride New Materials Co. Ltd., Class A	364,560	1,023,744
Dongyue Group Ltd.	5,701,000	4,985,692
Ganfeng Lithium Co. Ltd., Class H(a)(c)	1,499,800	9,493,392
Ganfeng Lithium Group Co. Ltd., Class A	479,341	4,184,460
Guangzhou Tinci Materials Technology Co. Ltd., Class A	521,600	2,999,382
Hengli Petrochemical Co. Ltd., Class A	1,821,610	4,039,973
Hengyi Petrochemical Co. Ltd., Class A	1,388,876	1,308,452
Hoshine Silicon Industry Co. Ltd., Class A	173,600	1,643,220
Huafon Chemical Co. Ltd., Class A	2,038,800	1,924,654
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,611,370	2,227,480
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,564,100	2,558,711
Jiangsu Yangnong Chemical Co. Ltd., Class A	74,800	872,031
LB Group Co. Ltd., Class A	781,200	1,723,263
Ningbo Shanshan Co. Ltd., Class A	749,791	1,554,415
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,864,700	3,183,371
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	1,302,000	3,439,203
Rongsheng Petrochemical Co. Ltd., Class A	2,517,692	4,105,634
Satellite Chemical Co. Ltd., Class A	1,024,843	1,825,140
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	607,600	2,490,356
Shanghai Putailai New Energy Technology Co. Ltd., Class A	503,440	2,509,883
Shenzhen Capchem Technology Co. Ltd., Class A	222,720	1,471,780
Shenzhen Dynanonic Co. Ltd., Class A	67,360	1,041,387
Shenzhen Senior Technology Co. Ltd., Class A	403,797	918,411
Sichuan Yahua Industrial Group Co. Ltd., Class A	419,000	1,058,563
Sinoma Science & Technology Co. Ltd., Class A	520,800	1,422,266
Skshu Paint Co. Ltd., Class A(b)	104,200	1,309,086
Tianqi Lithium Corp., Class A(b)	347,200	3,513,564
Tongkun Group Co. Ltd., Class A	868,064	1,470,112
Wanhua Chemical Group Co. Ltd., Class A	781,273	9,032,091
Weihai Guangwei Composites Co. Ltd., Class A	190,960	786,566
Yunnan Energy New Material Co. Ltd., Class A(b)	224,404	2,871,335
Yunnan Yuntianhua Co. Ltd., Class A	520,800	1,219,177
Zangge Mining Co. Ltd., Class A	434,000	1,401,098
Zhejiang Juhua Co. Ltd., Class A	781,172	1,443,254
		90,623,897
Commercial Services & Supplies — 0.1%
China Everbright Environment Group Ltd.	14,756,148	5,767,926
Shanghai M&G Stationery Inc., Class A	260,400	1,555,454
Zhejiang Weiming Environment Protection Co. Ltd., Class A	595,600	1,515,528
		8,838,908
Communications Equipment — 0.4%
BYD Electronic International Co. Ltd.	3,044,500	8,862,157
Guangzhou Haige Communications Group Inc. Co., Class A	1,215,284	1,711,231
Hengtong Optic-Electric Co. Ltd., Class A	682,400	1,385,955
Yealink Network Technology Corp. Ltd., Class A	203,094	1,511,939
Zhongji Innolight Co. Ltd., Class A	173,677	2,628,862
ZTE Corp., Class A	984,064	4,869,014
ZTE Corp., Class H	2,777,640	8,528,637
		29,497,795

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.8%
China Communications Services Corp. Ltd., Class H	10,176,800	$4,839,892
China Conch Venture Holdings Ltd.	5,654,500	7,102,994
China Energy Engineering Corp. Ltd., Class A	8,031,800	2,707,977
China National Chemical Engineering Co. Ltd., Class A	1,736,095	2,085,666
China Railway Group Ltd., Class A	4,515,698	5,012,925
China Railway Group Ltd., Class H	17,105,000	11,271,082
China State Construction Engineering Corp. Ltd., Class A	9,895,238	8,203,185
China State Construction International Holdings Ltd.	8,680,000	9,818,993
Metallurgical Corp. of China Ltd., Class A	4,947,600	2,801,199
Power Construction Corp. of China Ltd., Class A	4,253,297	3,961,167
Sichuan Road & Bridge Co. Ltd., Class A	1,388,800	2,966,335
		60,771,415
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A	986,591	3,473,782
Anhui Conch Cement Co. Ltd., Class H	4,774,000	12,672,728
China Jushi Co. Ltd., Class A	1,215,205	2,327,065
China National Building Material Co. Ltd., Class H	15,624,000	8,842,402
China Resources Cement Holdings Ltd.	10,416,000	3,793,366
		31,109,343
Consumer Finance — 0.1%
Lufax Holding Ltd., ADR	2,758,594	3,531,000
Qifu Technology Inc.(c)	435,526	5,988,483
		9,519,483
Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,822,803	1,318,663

Diversified Consumer Services — 0.5%
Koolearn Technology Holding Ltd.(a)(b)(c)	1,610,000	5,986,340
New Oriental Education & Technology Group Inc.(b)	5,989,290	22,650,505
Offcn Education Technology Co. Ltd., Class A(b)	1,839,700	1,299,294
TAL Education Group, ADR(b)(c)	1,772,759	9,626,081
		39,562,220
Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,337,082	1,267,648
Far East Horizon Ltd.	5,664,000	4,746,027
		6,013,675
Diversified Telecommunication Services — 0.3%
China Tower Corp. Ltd., Class H(a)	173,636,000	19,070,745

Electrical Equipment — 1.1%
Beijing Easpring Material Technology Co. Ltd., Class A	210,800	1,454,145
Contemporary Amperex Technology Co. Ltd., Class A	1,072,119	33,342,537
Dongfang Electric Corp. Ltd., Class A	781,200	1,975,057
Eve Energy Co. Ltd., Class A	529,236	4,763,879
Fangda Carbon New Material Co. Ltd., Class A(b)	1,388,847	1,232,996
Ginlong Technologies Co. Ltd., Class A(b)	118,400	1,661,909
Gotion High-tech Co. Ltd., Class A	471,892	1,764,571
Hongfa Technology Co. Ltd., Class A	260,491	1,107,851
Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A, NVS	31,410	1,028,974
Jiangsu Zhongtian Technology Co. Ltd., Class A	868,000	1,770,761
Jiangxi Special Electric Motor Co. Ltd., Class A, NVS(b)	508,800	832,195
Ming Yang Smart Energy Group Ltd., Class A	518,452	1,279,178
NARI Technology Co. Ltd., Class A	1,591,412	6,130,644
Ningbo Orient Wires & Cables Co. Ltd., Class A	149,931	1,032,305
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	110,180	890,694
Pylon Technologies Co. Ltd., Class A, NVS	44,710	1,241,022
Security	Shares	Value

Electrical Equipment (continued)
Shanghai Electric Group Co. Ltd., Class A(b)	3,992,800	$2,709,190
Sieyuan Electric Co. Ltd.	173,600	1,154,691
Sungrow Power Supply Co. Ltd., Class A	370,600	5,734,422
Sunwoda Electronic Co. Ltd., Class A	520,808	1,166,239
Suzhou Maxwell Technologies Co. Ltd., Class A	56,947	1,265,470
TBEA Co. Ltd., Class A	1,041,657	3,274,604
Titan Wind Energy Suzhou Co. Ltd., Class A	520,800	1,138,245
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,130,520	1,728,845
Zhejiang Chint Electrics Co. Ltd., Class A	607,621	2,231,363
		81,911,787
Electronic Equipment, Instruments & Components — 1.3%
AAC Technologies Holdings Inc.(c)	2,604,000	5,338,845
Avary Holding Shenzhen Co. Ltd., Class A	476,600	1,699,418
BOE Technology Group Co. Ltd., Class A	9,634,800	5,377,835
Chaozhou Three-Circle Group Co. Ltd., Class A	574,977	2,435,174
China Zhenhua Group Science & Technology Co. Ltd., Class A	142,700	1,849,037
Foxconn Industrial Internet Co. Ltd., Class A	2,343,686	5,944,760
GoerTek Inc., Class A	868,000	2,240,800
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	173,619	1,513,770
Hengdian Group DMEGC Magnetics Co. Ltd.	480,500	1,224,396
Huagong Tech Co. Ltd., Class A	260,400	1,269,209
Kingboard Holdings Ltd.	2,613,000	7,040,534
Kingboard Laminates Holdings Ltd.	3,853,000	3,526,093
Lens Technology Co. Ltd., Class A	1,388,842	2,270,016
Lingyi iTech Guangdong Co., Class A(b)	2,430,613	2,148,416
Luxshare Precision Industry Co. Ltd., Class A	1,736,241	6,661,646
Maxscend Microelectronics Co. Ltd., Class A	133,852	1,667,511
Raytron Technology Co. Ltd., Class A	70,314	490,268
Shengyi Technology Co. Ltd., Class A	781,200	1,674,361
Shennan Circuits Co. Ltd., Class A	104,424	1,148,962
Sunny Optical Technology Group Co. Ltd.	2,778,700	26,155,884
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	434,000	1,548,619
Tianma Microelectronics Co. Ltd., Class A(b)	1,041,636	1,414,940
Unisplendour Corp. Ltd., Class A	731,527	3,354,668
Westone Information Industry Inc., Class A	229,500	954,013
Wingtech Technology Co. Ltd., Class A	347,200	2,433,677
Wuhan Guide Infrared Co. Ltd., Class A	1,242,957	1,793,487
WUS Printed Circuit Kunshan Co. Ltd., Class A	522,418	1,534,295
Xiamen Faratronic Co. Ltd.	74,800	1,408,552
Zhejiang Dahua Technology Co. Ltd., Class A	784,400	2,188,510
Zhejiang Supcon Technology Co. Ltd., Class A	141,640	2,057,867
		100,365,563
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	7,160,000	7,290,061
Offshore Oil Engineering Co. Ltd., Class A	1,336,198	1,152,184
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	347,292	1,190,357
		9,632,602
Entertainment — 2.7%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	520,800	2,392,943
Beijing Enlight Media Co. Ltd., Class A	815,300	1,009,755
Bilibili Inc., Class Z(b)	770,085	12,118,395
China Ruyi Holdings Ltd.(b)(c)	23,224,000	5,190,758
Giant Network Group Co. Ltd., Class A	520,800	1,524,953
iQIYI Inc., ADR(b)	1,740,236	7,065,358

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Kingsoft Corp. Ltd.	3,647,800	$13,261,462
Kunlun Tech Co. Ltd., Class A	260,400	2,099,006
Mango Excellent Media Co. Ltd., Class A	520,880	2,143,620
NetEase Inc.	7,734,260	131,550,806
Perfect World Co. Ltd., Class A	541,200	1,396,800
Tencent Music Entertainment Group, ADR(b)(c)	2,788,234	19,350,344
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	2,430,498	2,123,517
		201,227,717
Consumer Staples Distribution & Retail — 0.6%
Alibaba Health Information Technology Ltd.(b)	18,608,000	11,045,007
DaShenLin Pharmaceutical Group Co. Ltd., Class A	288,889	1,321,079
JD Health International Inc.(a)(b)	4,365,550	26,927,216
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	2,145,200	4,962,254
Yifeng Pharmacy Chain Co. Ltd., Class A	183,580	1,279,410
		45,534,966
Food Products — 1.8%
Angel Yeast Co. Ltd., Class A	260,411	1,331,514
Anjoy Foods Group Co. Ltd., Class A	87,400	1,890,878
China Feihe Ltd.(a)	13,918,000	8,094,677
China Mengniu Dairy Co. Ltd.	12,551,000	48,781,265
Chongqing Fuling Zhacai Group Co. Ltd., Class A	347,223	1,149,795
Dali Foods Group Co. Ltd.(a)	8,950,500	2,985,512
Foshan Haitian Flavouring & Food Co. Ltd., Class A	937,121	7,969,199
Guangdong Haid Group Co. Ltd., Class A	468,097	3,039,503
Henan Shuanghui Investment & Development Co. Ltd., Class A	962,508	3,325,721
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,475,623	5,981,118
Juewei Food Co. Ltd., Class A	156,085	838,192
Muyuan Foods Co. Ltd., Class A	1,357,868	7,646,865
New Hope Liuhe Co. Ltd., Class A(b)	1,388,899	2,201,007
Tingyi Cayman Islands Holding Corp.	6,944,000	10,402,003
Uni-President China Holdings Ltd.	5,102,000	4,434,016
Want Want China Holdings Ltd.	19,097,000	12,782,112
Wens Foodstuffs Group Co. Ltd., Class A	1,649,216	3,899,429
Yihai International Holding Ltd.	1,933,000	4,288,897
Yihai Kerry Arawana Holdings Co. Ltd., Class A	399,777	2,261,036
		133,302,739
Gas Utilities — 1.1%
Beijing Enterprises Holdings Ltd.	2,170,000	8,385,402
China Gas Holdings Ltd.	10,777,600	12,222,987
China Resources Gas Group Ltd.	3,658,000	12,043,421
ENN Energy Holdings Ltd.	3,127,000	36,416,115
ENN Natural Gas Co. Ltd., Class A	658,600	1,790,978
Kunlun Energy Co. Ltd.	15,646,000	12,479,957
		83,338,860
Health Care Equipment & Supplies — 0.5%
Autobio Diagnostics Co. Ltd., Class A	141,900	1,130,354
Jafron Biomedical Co. Ltd., Class A	260,420	1,011,574
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	366,300	1,723,368
Lepu Medical Technology Beijing Co. Ltd., Class A	579,151	2,007,536
Microport Scientific Corp.(b)(c)	3,186,100	5,480,681
Ovctek China Inc., Class A	295,440	1,160,588
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,908,400	14,630,351
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	293,395	12,407,017
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	161,600	$1,360,281
		40,911,750
Health Care Providers & Services — 0.6%
Aier Eye Hospital Group Co. Ltd., Class A	1,710,227	6,452,049
China Meheco Co. Ltd., Class A	434,000	841,505
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	520,895	2,628,948
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	120,994	1,174,473
Huadong Medicine Co. Ltd., Class A	520,880	2,850,995
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	1,388,800	8,148,739
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	1,388,825	1,244,843
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	662,397	2,182,583
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,124,800	6,227,619
Sinopharm Group Co. Ltd., Class H	5,212,400	17,086,586
		48,838,340
Hotels, Restaurants & Leisure — 6.8%
H World Group Ltd., ADR(b)	759,518	27,813,549
Haidilao International Holding Ltd.(a)(b)(c)	6,944,000	14,626,255
Jiumaojiu International Holdings Ltd.(a)(c)	3,472,000	5,953,216
Meituan, Class B(a)(b)	19,810,440	278,163,869
Shanghai Jinjiang International Hotels Co. Ltd., Class A	260,400	1,715,941
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,430,438	1,624,840
Songcheng Performance Development Co. Ltd., Class A	781,277	1,395,909
Tongcheng Travel Holdings Ltd.(b)	4,758,800	9,499,417
TravelSky Technology Ltd., Class H	3,472,000	6,333,973
Trip.com Group Ltd., ADR(b)	221,958	7,009,434
Trip.com Group Ltd.(b)	1,997,626	63,622,162
Yum China Holdings Inc.(c)	1,633,857	92,247,566
		510,006,131
Household Durables — 0.6%
Ecovacs Robotics Co. Ltd., Class A	174,000	1,692,635
Gree Electric Appliances Inc. of Zhuhai, Class A	661,529	3,068,693
Haier Smart Home Co. Ltd., Class A	1,649,246	4,977,521
Haier Smart Home Co. Ltd., Class H	9,548,000	27,309,387
Jason Furniture Hangzhou Co. Ltd., Class A	239,750	1,189,002
Oppein Home Group Inc., Class A	86,820	1,156,597
TCL Technology Group Corp., Class A	5,095,160	2,765,113
Zhejiang Supor Co. Ltd., Class A	173,696	1,091,734
		43,250,682
Household Products — 0.1%
Vinda International Holdings Ltd.	1,736,000	4,178,803

Independent Power and Renewable Electricity Producers — 1.4%
CECEP Solar Energy Co. Ltd., Class A	1,302,000	1,278,812
CECEP Wind Power Corp, Class A	2,208,400	1,194,780
CGN Power Co. Ltd., Class H(a)	41,735,000	10,030,327
China Longyuan Power Group Corp. Ltd., Class H	13,268,000	14,893,321
China National Nuclear Power Co. Ltd., Class A	4,774,076	4,721,148
China Power International Development Ltd.	19,427,000	7,399,168
China Resources Power Holdings Co. Ltd.	6,944,000	16,032,571
China Three Gorges Renewables Group Co. Ltd., Class A	7,164,026	5,463,413
China Yangtze Power Co. Ltd., Class A	5,645,241	17,848,992
GD Power Development Co. Ltd., Class A(b)	4,513,600	2,586,482

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Huadian Power International Corp. Ltd., Class A	2,044,200	$2,047,333
Huaneng Power International Inc., Class A(b)	2,076,852	2,971,586
Huaneng Power International Inc., Class H(b)	16,872,000	10,844,274
SDIC Power Holdings Co. Ltd., Class A	1,822,800	3,378,093
Shenzhen Energy Group Co. Ltd., Class A	1,822,880	1,770,206
Sichuan Chuantou Energy Co. Ltd., Class A	1,338,562	2,800,896
Zhejiang Zheneng Electric Power Co. Ltd., Class A(b)	2,951,200	2,156,204
		107,417,606
Industrial Conglomerates — 0.4%
CITIC Ltd.	22,579,000	26,068,259
Fosun International Ltd.	9,734,500	6,420,278
		32,488,537
Insurance — 4.4%
China Life Insurance Co. Ltd., Class A	694,405	3,643,686
China Life Insurance Co. Ltd., Class H	28,705,000	48,483,914
China Pacific Insurance Group Co. Ltd., Class A	1,736,047	6,795,395
China Pacific Insurance Group Co. Ltd., Class H	10,257,200	25,962,841
China Taiping Insurance Holdings Co. Ltd.	5,407,324	5,628,207
New China Life Insurance Co. Ltd., Class A	557,476	2,882,347
New China Life Insurance Co. Ltd., Class H	3,094,600	8,004,152
People’s Insurance Co. Group of China Ltd. (The), Class A	2,293,900	1,972,110
People’s Insurance Co. Group of China Ltd. (The), Class H	33,863,000	12,804,019
PICC Property & Casualty Co. Ltd., Class H	27,798,462	33,161,084
Ping An Insurance Group Co. of China Ltd., Class A	2,517,243	16,625,164
Ping An Insurance Group Co. of China Ltd., Class H	24,749,000	157,061,747
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	2,745,500	7,732,025
		330,756,691
Interactive Media & Services — 15.7%
Autohome Inc., ADR	296,284	8,479,648
Baidu Inc., Class A(b)	8,811,056	135,286,193
JOYY Inc., ADR	179,143	4,442,747
Kanzhun Ltd., ADR(b)(c)	713,375	9,894,511
Kuaishou Technology(a)(b)	9,001,400	61,081,667
Tencent Holdings Ltd.	24,294,000	961,418,387
Weibo Corp., ADR(b)	280,901	3,924,187
		1,184,527,340
IT Services — 0.2%
Chinasoft International Ltd.	9,928,000	5,923,065
DHC Software Co. Ltd., Class A	1,302,028	1,348,070
GDS Holdings Ltd., Class A(b)	3,697,220	4,520,648
		11,791,783
Life Sciences Tools & Services — 1.5%
Genscript Biotech Corp.(b)(c)	4,588,000	10,172,776
Hangzhou Tigermed Consulting Co. Ltd., Class A	86,837	987,746
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	540,700	4,045,379
Pharmaron Beijing Co. Ltd., Class A	261,150	1,695,860
Pharmaron Beijing Co. Ltd., Class H(a)	813,100	3,003,007
WuXi AppTec Co. Ltd., Class A	625,317	5,714,662
WuXi AppTec Co. Ltd., Class H(a)	1,388,881	11,423,613
Wuxi Biologics Cayman Inc.(a)(b)	14,756,000	75,547,377
		112,590,420
Machinery — 1.0%
China CSSC Holdings Ltd., Class A	1,128,400	4,565,918
CRRC Corp. Ltd., Class A	6,501,210	6,429,759
CRRC Corp. Ltd., Class H	16,695,000	10,338,140
Haitian International Holdings Ltd.	2,604,000	5,917,190
Security	Shares	Value

Machinery (continued)
Hoyuan Green Energy Co. Ltd., Class A	113,040	$1,226,023
Jiangsu Hengli Hydraulic Co. Ltd., Class A	364,956	2,798,994
Ningbo Deye Technology Co. Ltd., Class A, NVS	85,320	1,623,876
North Industries Group Red Arrow Co. Ltd., Class A	434,000	1,098,391
Sany Heavy Equipment International Holdings Co. Ltd.	4,078,000	5,380,725
Sany Heavy Industry Co. Ltd., Class A	2,215,593	4,573,141
Shenzhen Inovance Technology Co. Ltd., Class A	347,230	2,884,185
Weichai Power Co. Ltd., Class A	1,649,268	2,679,357
Weichai Power Co. Ltd., Class H	7,823,000	10,621,468
XCMG Construction Machinery Co. Ltd., Class A	3,232,799	2,718,736
Zhejiang Dingli Machinery Co. Ltd., Class A	190,909	1,264,552
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	434,000	1,584,834
Zhuzhou CRRC Times Electric Co. Ltd., NVS	35,892	230,826
Zhuzhou CRRC Times Electric Co. Ltd.	2,260,400	9,512,427
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,170,016	1,931,508
		77,380,050
Marine Transportation — 0.3%
COSCO SHIPPING Holdings Co. Ltd., Class A	3,261,670	4,784,141
COSCO SHIPPING Holdings Co. Ltd., Class H	12,168,600	10,722,671
Orient Overseas International Ltd.(c)	545,000	6,639,701
		22,146,513
Media — 0.1%
China Literature Ltd.(a)(b)	1,564,600	5,918,880
Focus Media Information Technology Co. Ltd., Class A	3,819,238	3,448,702
		9,367,582
Metals & Mining — 1.7%
Aluminum Corp. of China Ltd., Class A	3,298,400	2,507,149
Aluminum Corp. of China Ltd., Class H	15,624,000	6,914,202
Baoshan Iron & Steel Co. Ltd., Class A	5,955,093	4,918,532
China Hongqiao Group Ltd.	9,564,000	6,787,420
China Minmetals Rare Earth Co. Ltd., Class A(b)	305,850	1,341,336
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	954,800	3,200,947
CMOC Group Ltd., Class A	4,600,400	3,390,091
CMOC Group Ltd., Class H	14,238,000	7,445,477
Henan Shenhuo Coal & Power Co. Ltd., Class A	682,400	1,227,768
Hunan Valin Steel Co. Ltd., Class A	2,559,100	1,748,355
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	12,759,692	3,281,851
Jiangxi Copper Co. Ltd., Class A	661,200	1,719,407
Jiangxi Copper Co. Ltd., Class H	4,340,000	6,539,112
Jinduicheng Molybdenum Co. Ltd., Class A	868,000	1,328,114
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	2,217,800	1,240,690
Shandong Gold Mining Co. Ltd., Class A	954,891	3,392,668
Shandong Gold Mining Co. Ltd., Class H(a)	2,909,500	5,553,876
Shandong Nanshan Aluminum Co. Ltd., Class A	4,860,800	2,055,797
Shanxi Meijin Energy Co. Ltd., Class A	1,389,006	1,399,021
Shenghe Resources Holding Co. Ltd., Class A	608,758	1,092,904
Sinomine Resource Group Co. Ltd., Class A	191,520	1,444,150
Tianshan Aluminum Group Co. Ltd., Class A	1,302,000	1,152,061
Tongling Nonferrous Metals Group Co. Ltd., Class A	3,401,800	1,387,993
Western Superconducting Technologies Co. Ltd., Class A	140,260	1,527,753
Yintai Gold Co. Ltd., Class A	842,400	1,532,651
YongXing Special Materials Technology Co. Ltd., Class A	112,840	1,003,533
Youngy Co. Ltd., Class A(b)	86,800	750,159
Yunnan Aluminium Co. Ltd., Class A	1,128,400	1,919,498

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Zhaojin Mining Industry Co. Ltd., Class H(b)	5,023,500	$7,153,740
Zhejiang Huayou Cobalt Co. Ltd., Class A	384,806	2,501,006
Zhongjin Gold Corp. Ltd., Class A	1,388,800	2,191,327
Zijin Mining Group Co. Ltd., Class A	4,665,117	7,013,765
Zijin Mining Group Co. Ltd., Class H	21,660,000	29,460,933
		126,123,286
Broadline Retail — 12.6%
Alibaba Group Holding Ltd.(b)	64,705,668	643,974,859
JD.com Inc., Class A	9,170,596	149,403,691
MINISO Group Holding Ltd., ADR	372,643	5,664,174
Pinduoduo Inc., ADR(b)(c)	1,975,177	129,018,562
Vipshop Holdings Ltd., ADR(b)	1,398,664	20,028,868
		948,090,154
Oil, Gas & Consumable Fuels — 3.0%
China Coal Energy Co. Ltd., Class H	8,436,000	6,378,332
China Merchants Energy Shipping Co. Ltd., Class A	2,023,400	1,622,020
China Petroleum & Chemical Corp., Class A	7,638,688	6,823,726
China Petroleum & Chemical Corp., Class H	96,725,000	60,908,926
China Shenhua Energy Co. Ltd., Class A	1,631,686	6,472,016
China Shenhua Energy Co. Ltd., Class H	13,025,500	41,177,684
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(b)	845,400	1,329,169
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(b)	5,208,000	4,396,284
Guanghui Energy Co. Ltd., Class A	1,716,745	1,749,978
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,339,400	5,598,217
PetroChina Co. Ltd., Class A	5,427,092	5,716,713
PetroChina Co. Ltd., Class H	81,614,000	52,754,405
Shaanxi Coal Industry Co. Ltd., Class A	2,341,289	5,514,308
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	682,400	1,196,543
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,383,200	1,913,928
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	781,200	2,052,950
Yankuang Energy Group Co. Ltd., Class A	520,803	1,984,770
Yankuang Energy Group Co. Ltd., Class H	6,406,000	16,242,267
		223,832,236
Paper & Forest Products — 0.0%
Nine Dragons Paper Holdings Ltd.	6,944,000	3,851,097

Personal Care Products — 0.2%
Hengan International Group Co. Ltd.	2,604,000	11,070,978
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	86,879	1,126,753
		12,197,731
Pharmaceuticals — 1.7%
Asymchem Laboratories Tianjin Co. Ltd., Class A	52,220	968,668
Beijing Tongrentang Co. Ltd., Class A	335,188	2,852,340
Betta Pharmaceuticals Co. Ltd., Class A	120,998	958,219
Changchun High & New Technology Industry Group Inc., Class A	96,696	2,166,673
China Medical System Holdings Ltd.	5,219,000	7,347,724
China Resources Pharmaceutical Group Ltd.(a)	6,324,000	6,071,373
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	260,417	2,390,030
China Traditional Chinese Medicine Holdings Co. Ltd.	12,216,000	5,875,051
CSPC Pharmaceutical Group Ltd.	34,742,400	30,268,763
Dong-E-E-Jiao Co. Ltd., Class A	260,779	1,805,721
Hansoh Pharmaceutical Group Co. Ltd.(a)	5,208,000	8,668,188
Security	Shares	Value

Pharmaceuticals (continued)
Humanwell Healthcare Group Co. Ltd., Class A	434,300	$1,602,381
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,475,680	9,442,994
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	730,962	1,409,713
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	564,655	1,073,052
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	607,684	2,662,084
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,752,000	4,771,918
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	314,431	1,549,292
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	373,742	1,507,864
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	434,065	1,887,682
Sino Biopharmaceutical Ltd.	39,930,000	19,035,291
Yunnan Baiyao Group Co. Ltd., Class A	461,342	3,491,147
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	155,509	6,647,616
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	423,499	1,097,768
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	236,800	967,448
Zhejiang NHU Co. Ltd., Class A	954,831	2,025,637
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,706	668,217
		129,212,854
Real Estate Management & Development — 3.0%
C&D International Investment Group Ltd.	2,448,000	6,149,705
China Evergrande Group(b)(c)(d)	11,096,000	965,537
China Jinmao Holdings Group Ltd.	21,864,000	3,129,246
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,902,533	3,394,409
China Overseas Land & Investment Ltd.	14,761,500	29,956,181
China Overseas Property Holdings Ltd.	5,050,000	4,633,759
China Resources Land Ltd.	12,532,665	46,909,204
China Resources Mixc Lifestyle Services Ltd.(a)	2,726,600	12,413,835
China Vanke Co. Ltd., Class A	2,577,628	5,166,237
China Vanke Co. Ltd., Class H	8,465,531	11,182,583
Country Garden Holdings Co. Ltd.(c)	48,608,727	8,957,267
Country Garden Services Holdings Co. Ltd.	8,478,000	9,883,091
Gemdale Corp., Class A	1,216,297	1,239,749
Greenland Holdings Corp. Ltd., Class A(b)	2,690,800	1,107,737
Greentown China Holdings Ltd.	3,906,000	3,670,370
Greentown Service Group Co. Ltd.(c)	6,944,000	3,755,934
Hainan Airport Infrastructure Co. Ltd.	2,777,600	1,724,963
KE Holdings Inc., ADR(b)(c)	2,574,042	36,654,358
Longfor Group Holdings Ltd.(a)	7,616,500	14,667,561
Poly Developments and Holdings Group Co. Ltd., Class A	2,864,475	5,128,823
Seazen Holdings Co. Ltd., Class A(b)	600,464	1,180,118
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,882,478	2,915,728
Shimao Group Holdings Ltd.(b)(c)(d)	2,810,504	463,577
Yuexiu Property Co. Ltd.(c)	7,318,600	7,927,974
Zhejiang China Commodities City Group Co. Ltd., Class A	1,215,200	1,405,191
		224,583,137
Ground Transportation — 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	7,464,800	6,051,761
Daqin Railway Co. Ltd., Class A	3,782,900	4,059,497
		10,111,258

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.0%
3peak Inc.	15,738	$498,992
Advanced Micro-Fabrication Equipment Inc., Class A(b)	173,788	4,234,996
Amlogic Shanghai Co. Ltd., Class A(b)	105,853	1,337,326
Cambricon Technologies Corp. Ltd., Class A(b)	104,160	3,720,037
China Resources Microelectronics Ltd., Class A	321,012	2,681,456
Daqo New Energy Corp., ADR(b)(c)	233,569	8,396,805
Flat Glass Group Co. Ltd., Class A	434,000	1,968,588
Flat Glass Group Co. Ltd., Class H	1,736,000	4,881,808
GalaxyCore Inc., NVS	436,604	1,006,663
GCL-Poly Energy Holdings Ltd.(b)	79,540,000	17,273,023
GigaDevice Semiconductor Inc., Class A	183,687	2,858,832
Hangzhou Chang Chuan Technology Co. Ltd., Class A	161,600	1,149,186
Hangzhou First Applied Material Co. Ltd., Class A	504,336	2,171,453
Hangzhou Lion Electronics Co. Ltd., Class A	149,180	853,316
Hangzhou Silan Microelectronics Co. Ltd., Class A	347,200	1,557,851
Hua Hong Semiconductor Ltd.(a)(b)	2,017,000	6,530,072
Ingenic Semiconductor Co. Ltd., Class A	87,200	1,157,703
JA Solar Technology Co. Ltd., Class A	763,896	3,869,205
JCET Group Co. Ltd., Class A	434,100	1,901,327
Jiangsu Pacific Quartz Co. Ltd., Class A, NVS.	87,400	1,394,488
Jinko Solar Co. Ltd., Class A	1,691,097	3,024,717
LONGi Green Energy Technology Co. Ltd., Class A	1,748,923	7,079,075
Montage Technology Co. Ltd., Class A	255,601	2,289,586
National Silicon Industry Group Co. Ltd., Class A(b)	694,400	2,185,473
NAURA Technology Group Co. Ltd., Class A	109,200	4,659,811
Risen Energy Co. Ltd.(b)	260,400	856,140
Rockchip Electronics Co. Ltd.	86,800	1,068,955
Sanan Optoelectronics Co. Ltd., Class A	1,215,200	3,372,117
SG Micro Corp., Class A	65,100	991,906
Shanghai Aiko Solar Energy Co. Ltd., Class A(b)	315,100	1,526,230
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	136,432	1,093,426
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,118,000	3,001,632
Shenzhen SC New Energy Technology Corp., Class A	86,800	1,166,961
StarPower Semiconductor Ltd., Class A	22,000	674,022
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	781,298	4,078,208
Tianshui Huatian Technology Co. Ltd., Class A	954,829	1,304,494
TongFu Microelectronics Co. Ltd., Class A	386,496	1,344,711
Tongwei Co. Ltd., Class A	1,041,699	4,993,446
Trina Solar Co. Ltd., Class A	523,813	2,893,991
Unigroup Guoxin Microelectronics Co. Ltd., Class A	175,493	2,273,081
Verisilicon Microelectronics Shanghai Co. Ltd.(b)	121,677	1,596,089
Will Semiconductor Co. Ltd. Shanghai, Class A	275,145	3,860,922
Wuxi Autowell Technology Co. Ltd.	45,094	1,114,417
Xinjiang Daqo New Energy Co. Ltd., Class A	468,720	2,812,089
Xinyi Solar Holdings Ltd.	19,096,000	18,863,342
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	161,600	935,915
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	315,093	3,053,238
		151,557,121
Software — 0.7%
360 Security Technology Inc., Class A	1,736,000	3,396,468
Beijing Kingsoft Office Software Inc., Class A	111,751	6,781,098
Beijing Shiji Information Technology Co. Ltd., Class A	486,745	1,332,207
China National Software & Service Co. Ltd., Class A	160,027	1,364,745
Hundsun Technologies Inc., Class A	504,640	3,010,339
Iflytek Co. Ltd., Class A	558,462	4,688,605
Security	Shares	Value

Software (continued)
Kingdee International Software Group Co. Ltd.(b)	10,416,000	$13,846,901
NavInfo Co. Ltd., Class A	781,218	1,288,258
Qi An Xin Technology Group Inc.(b)	183,148	1,529,053
Sangfor Technologies Inc., Class A	98,200	1,719,611
Shanghai Baosight Software Co. Ltd., Class A	391,034	2,913,834
Shanghai Baosight Software Co. Ltd., Class B	1,903,272	6,327,828
Thunder Software Technology Co. Ltd., Class A	86,800	1,192,313
Yonyou Network Technology Co. Ltd., Class A	868,012	2,423,673
		51,814,933
Specialty Retail — 0.6%
China Meidong Auto Holdings Ltd.	2,110,000	2,715,459
China Tourism Group Duty Free Corp. Ltd., Class A	400,724	6,934,397
China Tourism Group Duty Free Corp. Ltd., Class H(a)(b)(c)	331,600	5,280,066
Chow Tai Fook Jewellery Group Ltd.	7,833,000	13,864,818
Pop Mart International Group Ltd.(a)(c)	2,008,000	4,415,067
Topsports International Holdings Ltd.(a)	7,674,000	5,962,902
Zhongsheng Group Holdings Ltd.	2,604,000	9,610,549
		48,783,258
Technology Hardware, Storage & Peripherals — 1.5%
China Greatwall Technology Group Co. Ltd., Class A	954,800	1,615,301
Inspur Electronic Information Industry Co. Ltd., Class A	361,416	2,260,882
Lenovo Group Ltd.(c)	29,534,000	27,763,718
Ninestar Corp., Class A	401,226	2,205,050
Shenzhen Transsion Holding Co. Ltd., Class A	191,251	3,371,776
Xiaomi Corp., Class B(a)(b)	59,659,400	78,787,756
		116,004,483
Textiles, Apparel & Luxury Goods — 1.8%
ANTA Sports Products Ltd.	4,809,800	49,159,515
Bosideng International Holdings Ltd.	14,814,000	6,150,490
Li Ning Co. Ltd.	9,235,500	49,622,526
Shenzhou International Group Holdings Ltd.	3,215,600	26,037,943
Xtep International Holdings Ltd.	5,454,000	5,481,996
		136,452,470
Tobacco — 0.1%
Smoore International Holdings Ltd.(a)(c)	6,962,000	7,025,860
Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A	142,150	915,725
BOC Aviation Ltd.(a)	782,300	5,744,057
Xiamen C & D Inc., Class A	752,588	1,227,949
		7,887,731
Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd., Class H(b)	6,704,000	4,677,001
China Merchants Port Holdings Co. Ltd.	5,230,000	7,586,631
COSCO SHIPPING Ports Ltd.	6,494,000	4,088,829
Guangzhou Baiyun International Airport Co. Ltd., Class A(b)	607,600	1,212,255
Jiangsu Expressway Co. Ltd., Class H	4,968,000	4,806,615
Shanghai International Airport Co. Ltd., Class A(b)	347,499	2,276,000
Shanghai International Port Group Co. Ltd., Class A	2,430,477	1,799,342
Shenzhen International Holdings Ltd.(c)	5,642,000	4,472,862
Zhejiang Expressway Co. Ltd., Class H(c)	6,456,000	4,781,411
		35,700,946
Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.	17,142,000	4,204,382

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
Guangdong Investment Ltd.	12,152,000	$10,355,746
		14,560,128
Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd., Class A	7,387,527	5,106,821

Total Common Stocks — 99.4%
(Cost: $9,309,766,654)		7,484,532,669

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)	82,699	—

Total Rights — 0.0%
(Cost: $0)		—

Total Long-Term Investments — 99.4%
(Cost: $9,309,766,654)		7,484,532,669

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	168,675,156	168,708,891
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)	2,070,000	$2,070,000

Total Short-Term Securities — 2.3%
(Cost: $170,703,374)		170,778,891

Total Investments — 101.7%
(Cost: $9,480,470,028)		7,655,311,560

Liabilities in Excess of Other Assets — (1.7)%		(125,554,384)

Net Assets — 100.0%		$7,529,757,176

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$211,036,965	$—	$(42,298,349	)(a)	$37,384	$(67,109)	$168,708,891	168,675,156	$1,823,924	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,230,000	—	(5,160,000	)(a)	—	—	2,070,000	2,070,000	222,918		13
					$37,384	$(67,109)	$170,778,891		$2,046,842		$13

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	2,376	06/16/23	$50,989	$(2,390,111)

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$569,006,117	$6,914,097,438	$1,429,114	$7,484,532,669
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	170,778,891	—	—	170,778,891
	$739,785,008	$6,914,097,438	$1,429,114	$7,655,311,560
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,390,111)	$—	$(2,390,111)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares